Financial Instruments - Schedule of Changes in Refinitv Warrants Level 3 Fair Value Measurement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
January 1	$ 517
December 31		$ 517
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
January 1	517
December 31		517
Level 3 [member] | Warrants [member]
Disclosure of fair value measurement of assets [line items]
January 1	517	435
Gain recognized prior to the sale of Refinitiv to LSEG within other operating gains, net	9	82
Exercise of warrants on date of sale of Refinitiv to LSEG	(526)	0
December 31	$ 0	$ 517